Summary of Significant Accounting Policies - Change in Accounting Principle (Details) - New Accounting Pronouncement, Early Adoption, Effect $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
New Accounting Pronouncement Early Adoption [Line Items]
Reduction of total assets, due to change in accounting principle	$ (22,330)
Reduction of long term debt, due to change in accounting principle	(20,781)
Reduction of current portion of long term debt, due to change in accounting principle	$ (1,549)